Portfolio of Investments
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	280,000	282,184
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	300,000	300,236
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	300,000	302,900
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	206,000	210,145
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.472%	500,000	493,120
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.269%	500,000	499,702
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	65,867	65,972
Series 2019-1A Class B
04/15/2025	4.030%	500,000	505,141
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	186,233	188,986
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	449,681	454,342
Total Asset-Backed Securities — Non-Agency (Cost $3,292,479)			3,302,728

Commercial Mortgage-Backed Securities - Non-Agency 1.3%

CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	4.397%	400,000	398,248
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	460,000	464,178
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	250,000	234,254
Hilton U.S.A. Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.333%	100,000	102,143
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympic Tower Mortgage Trust(a),(c)
Subordinated Series 2017-OT Class D
05/10/2039	4.077%	200,000	211,084
Progress Residential Trust(a)
Series 2019-SFR3 Class F
09/17/2036	3.867%	300,000	300,309
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	150,000	154,165
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	3.776%	250,000	250,480
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,029,637)			2,114,861

Common Stocks 10.2%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	8,300	312,246
BCE, Inc.	2,400	113,088
Verizon Communications, Inc.	7,000	416,080
Total		841,414
Total Communication Services		841,414
Consumer Discretionary 0.3%
Automobiles 0.1%
General Motors Co.	2,400	80,136
Hotels, Restaurants & Leisure 0.1%
Extended Stay America, Inc.	3,800	49,096
Las Vegas Sands Corp.	1,300	84,903
Total		133,999
Household Durables 0.0%
Newell Brands, Inc.	3,000	58,590
Multiline Retail 0.1%
Target Corp.	1,000	110,740
Specialty Retail 0.0%
Home Depot, Inc. (The)	250	57,025
Total Consumer Discretionary		440,490
Columbia Multi-Asset Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.8%
Beverages 0.3%
Coca-Cola Co. (The)	3,300	192,720
PepsiCo, Inc.	2,100	298,242
Total		490,962
Food Products 0.1%
ConAgra Foods, Inc.	2,700	88,884
General Mills, Inc.	2,300	120,106
Total		208,990
Household Products 0.2%
Kimberly-Clark Corp.	850	121,754
Procter & Gamble Co. (The)	1,900	236,778
Total		358,532
Tobacco 0.2%
Altria Group, Inc.	2,300	109,319
Philip Morris International, Inc.	2,800	231,560
Total		340,879
Total Consumer Staples		1,399,363
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
BP PLC, ADR	10,000	361,300
Chevron Corp.	3,300	353,562
ConocoPhillips Co.	1,400	83,202
Suncor Energy, Inc.	2,800	85,652
Valero Energy Corp.	1,100	92,741
Williams Companies, Inc. (The)	3,800	78,622
Total		1,055,079
Total Energy		1,055,079
Financials 1.0%
Banks 0.8%
Citigroup, Inc.	4,000	297,640
JPMorgan Chase & Co.	3,850	509,586
KeyCorp	4,600	86,066
Truist Financial Corp.	2,100	108,297
U.S. Bancorp	1,600	85,152
Wells Fargo & Co.	5,400	253,476
Total		1,340,217
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.1%
Ares Capital Corp.	3,100	58,342
Ashford, Inc.(d)	9	217
Morgan Stanley	1,900	99,294
Total		157,853
Insurance 0.1%
MetLife, Inc.	2,300	114,333
Principal Financial Group, Inc.	2,100	111,195
Total		225,528
Total Financials		1,723,598
Health Care 1.0%
Biotechnology 0.3%
AbbVie, Inc.	3,300	267,366
Amgen, Inc.	700	151,235
Gilead Sciences, Inc.	1,800	113,760
Total		532,361
Health Care Providers & Services 0.0%
Five Star Senior Living, Inc.(d)	157	711
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co.	2,400	151,080
Eli Lilly & Co.	950	132,658
Johnson & Johnson	2,600	387,062
Merck & Co., Inc.	2,600	222,144
Pfizer, Inc.	3,900	145,236
Total		1,038,180
Total Health Care		1,571,252
Industrials 0.4%
Aerospace & Defense 0.1%
Lockheed Martin Corp.	200	85,624
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	900	93,168
Airlines 0.0%
Delta Air Lines, Inc.	1,300	72,462
Electrical Equipment 0.0%
Eaton Corp. PLC	900	85,023
Industrial Conglomerates 0.0%
3M Co.	500	79,330

2	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
Caterpillar, Inc.	1,000	131,350
Road & Rail 0.1%
Union Pacific Corp.	650	116,623
Total Industrials		663,580
Information Technology 0.8%
Communications Equipment 0.2%
Cisco Systems, Inc.	7,500	344,775
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	2,900	77,401
IT Services 0.2%
International Business Machines Corp.	1,700	244,341
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc.	550	167,838
Maxim Integrated Products, Inc.	1,000	60,120
Texas Instruments, Inc.	1,400	168,910
Total		396,868
Software 0.0%
Symantec Corp.	2,200	62,524
Technology Hardware, Storage & Peripherals 0.1%
Seagate Technology PLC	1,500	85,485
Western Digital Corp.	1,500	98,250
Total		183,735
Total Information Technology		1,309,644
Materials 0.2%
Chemicals 0.1%
Dow, Inc.	2,100	96,747
Nutrien Ltd.	2,400	102,456
Total		199,203
Metals & Mining 0.1%
Steel Dynamics, Inc.	1,700	50,796
Total Materials		249,999
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 4.3%
Alexandria Real Estate Equities, Inc.	3,147	513,590
Americold Realty Trust	6,863	236,568
Armada Hoffler Properties, Inc.	2,413	44,254
Ashford Hospitality Trust, Inc.	5,369	13,208
Brandywine Realty Trust	3,493	54,561
Coresite Realty Corp.	766	89,967
Digital Realty Trust, Inc.	4,355	535,621
Diversified Healthcare Trust	2,330	17,988
Duke Realty Corp.	5,307	192,697
EastGroup Properties, Inc.	1,752	238,395
EPR Properties	3,067	218,892
Equinix, Inc.	100	58,973
Four Corners Property Trust, Inc.	2,513	76,119
Front Yard Residential Corp.	4,982	53,457
Gaming and Leisure Properties, Inc.	5,758	272,094
GEO Group, Inc. (The)	5,248	82,918
Getty Realty Corp.	5,338	168,254
Gladstone Commercial Corp.	2,091	44,580
Healthcare Trust of America, Inc., Class A	4,641	148,651
Healthpeak Properties, Inc.	6,062	218,171
Highwoods Properties, Inc.	4,124	206,654
Host Hotels & Resorts, Inc.	7,641	124,854
Industrial Logistics Properties Trust	2,072	47,428
Lexington Realty Trust	15,727	174,098
Life Storage, Inc.	1,322	149,624
Medical Properties Trust, Inc.	21,115	467,697
Mid-America Apartment Communities, Inc.	1,085	148,873
Office Properties Income Trust	1,931	65,712
One Liberty Properties, Inc.	3,170	86,668
Outfront Media, Inc.	1,960	58,290
Pebblebrook Hotel Trust	3,185	75,548
Physicians Realty Trust	5,861	113,410
Retail Properties of America, Inc., Class A	5,012	60,896
RLJ Lodging Trust	2,081	32,380
RPT Realty	11,056	154,231
Sabra Health Care REIT, Inc.	8,344	179,396
SITE Centers Corp.	15,821	201,085

Columbia Multi-Asset Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spirit Realty Capital, Inc.	3,075	162,298
STAG Industrial, Inc.	10,883	350,868
STORE Capital Corp.	4,651	182,552
Sun Communities, Inc.	1,439	233,363
UDR, Inc.	3,064	146,796
Ventas, Inc.	2,102	121,622
Washington Prime Group, Inc.	33,614	101,178
WP Carey, Inc.	2,259	190,027
Total		7,114,506
Total Real Estate		7,114,506
Utilities 0.3%
Electric Utilities 0.2%
Edison International	1,200	91,860
Xcel Energy, Inc.	1,800	124,542
Total		216,402
Multi-Utilities 0.1%
Ameren Corp.	1,500	123,075
NiSource, Inc.	3,000	87,930
Total		211,005
Total Utilities		427,407
Total Common Stocks (Cost $14,881,289)		16,796,332

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.0%
AXA SA(a)
05/15/2021	7.250%	75,000	84,995
Total Convertible Bonds (Cost $76,656)			84,995

Convertible Preferred Stocks 0.7%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	1,800	118,067
Danaher Corp.	4.750%	100	121,520
Total			239,587
Total Health Care			239,587
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.1%
Machinery 0.1%
Stanley Black & Decker, Inc.	5.250%	1,000	106,110
Total Industrials			106,110
Information Technology 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	100	115,532
Total Information Technology			115,532
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Crown Castle International Corp.	6.875%	100	132,869
Total Real Estate			132,869
Utilities 0.3%
Electric Utilities 0.2%
American Electric Power Co., Inc.	6.125%	3,200	184,561
Southern Co. (The)	6.750%	1,100	62,469
Total			247,030
Multi-Utilities 0.1%
Dominion Energy, Inc.	7.250%	800	87,664
DTE Energy Co.	6.250%	2,350	120,748
Total			208,412
Water Utilities 0.0%
Essential Utilities, Inc.	6.000%	1,000	67,418
Total Utilities			522,860
Total Convertible Preferred Stocks (Cost $988,336)			1,116,958

Corporate Bonds & Notes 19.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Bombardier, Inc.(a)
10/15/2022	6.000%	18,000	17,644
12/01/2024	7.500%	22,000	21,618
03/15/2025	7.500%	55,000	53,177
04/15/2027	7.875%	46,000	43,716
Moog, Inc.(a)
12/15/2027	4.250%	40,000	41,121

4	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
07/15/2024	6.500%	46,000	47,495
05/15/2025	6.500%	85,000	88,534
06/15/2026	6.375%	145,000	153,186
03/15/2027	7.500%	34,000	37,199
TransDigm, Inc.(a)
03/15/2026	6.250%	233,000	251,665
11/15/2027	5.500%	171,000	172,214
Total			927,569
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	37,000	40,956
IAA Spinco, Inc.(a)
06/15/2027	5.500%	16,000	17,016
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	74,000	75,999
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	29,000	31,119
05/15/2027	8.500%	45,000	48,376
Total			213,466
Banking 0.0%
Ally Financial, Inc.
11/01/2031	8.000%	34,000	47,755
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group, Inc.(a)
03/01/2028	6.250%	33,000	33,000
LPL Holdings, Inc.(a)
09/15/2025	5.750%	4,000	4,173
Subordinated
11/15/2027	4.625%	58,000	59,229
NFP Corp.(a)
07/15/2025	6.875%	109,000	111,162
Total			207,564
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	86,000	90,089
01/15/2028	4.000%	85,000	85,620
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	189,000	188,030
11/15/2026	4.500%	46,000	47,225
Cemex SAB de CV(a)
11/19/2029	5.450%	200,000	213,147
Core & Main LP(a)
08/15/2025	6.125%	82,000	84,452
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(a)
01/15/2025	4.750%	77,000	79,665
01/15/2028	5.000%	48,000	50,036
Total			838,264
Cable and Satellite 1.7%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	60,000	62,071
02/15/2026	5.750%	47,000	49,361
05/01/2026	5.500%	87,000	91,018
05/01/2027	5.125%	39,000	40,833
02/01/2028	5.000%	180,000	188,279
03/01/2030	4.750%	106,000	108,955
CSC Holdings LLC(a)
10/15/2025	6.625%	148,000	156,461
10/15/2025	10.875%	62,000	68,713
05/15/2026	5.500%	84,000	88,145
02/01/2028	5.375%	62,000	66,103
02/01/2029	6.500%	247,000	275,140
01/15/2030	5.750%	50,000	53,719
DISH DBS Corp.
06/01/2021	6.750%	66,000	69,094
11/15/2024	5.875%	21,000	21,256
07/01/2026	7.750%	250,000	262,501
Intelsat Jackson Holdings SA
08/01/2023	5.500%	33,000	26,492
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	88,000	73,988
Intelsat Luxembourg SA
06/01/2023	8.125%	66,000	25,769
Quebecor Media, Inc.
01/15/2023	5.750%	40,000	43,229
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	23,000	23,584
02/15/2025	6.625%	64,000	64,667
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	35,000	36,362
04/15/2025	5.375%	82,000	84,555
07/15/2026	5.375%	57,000	60,128
08/01/2027	5.000%	6,000	6,307
Viasat, Inc.(a)
04/15/2027	5.625%	27,000	28,304
Videotron Ltd.
07/15/2022	5.000%	55,000	57,737
Virgin Media Finance PLC(a)
10/15/2024	6.000%	284,000	292,510
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	30,000	31,566
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	87,000	90,982

Columbia Multi-Asset Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2027	5.500%	182,000	191,725
Total			2,739,554
Chemicals 0.8%
Alpha 2 BV(a),(e)
06/01/2023	8.750%	71,000	72,269
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	74,540
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	96,000	98,717
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	65,978
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	200,000	206,699
CF Industries, Inc.
03/15/2034	5.150%	23,000	26,577
03/15/2044	5.375%	11,000	12,389
Chemours Co. (The)
05/15/2023	6.625%	16,000	15,749
05/15/2025	7.000%	32,000	30,604
05/15/2027	5.375%	15,000	13,004
INEOS Group Holdings SA(a)
08/01/2024	5.625%	91,000	93,304
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	182,000	188,779
PQ Corp.(a)
11/15/2022	6.750%	122,000	125,071
12/15/2025	5.750%	80,000	83,575
SPCM SA(a)
09/15/2025	4.875%	44,000	45,666
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	143,000	150,117
WR Grace & Co.(a)
10/01/2021	5.125%	60,000	62,368
Total			1,365,406
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	75,000	78,331
Herc Holdings, Inc.(a)
07/15/2027	5.500%	69,000	72,060
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	83,166
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
10/15/2025	4.625%	30,000	30,706
12/15/2026	6.500%	60,000	65,251
05/15/2027	5.500%	95,000	101,094
01/15/2028	4.875%	58,000	60,493
Total			491,101
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/2020	8.750%	26,000	26,072
12/01/2022	7.875%	124,000	126,373
09/01/2023	7.625%	53,000	51,802
APX Group, Inc.(a)
11/01/2024	8.500%	120,000	127,702
ASGN, Inc.(a)
05/15/2028	4.625%	67,000	68,861
frontdoor, Inc.(a)
08/15/2026	6.750%	27,000	29,591
Staples, Inc.(a)
04/15/2026	7.500%	16,000	16,401
04/15/2027	10.750%	16,000	16,271
Uber Technologies, Inc.(a)
11/01/2023	7.500%	86,000	90,387
Total			553,460
Consumer Products 0.3%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	29,000	30,855
01/15/2027	7.750%	61,000	67,458
Mattel, Inc.(a)
12/31/2025	6.750%	43,000	46,114
12/15/2027	5.875%	10,000	10,522
Mattel, Inc.
11/01/2041	5.450%	15,000	13,310
Prestige Brands, Inc.(a)
03/01/2024	6.375%	96,000	99,105
01/15/2028	5.125%	30,000	31,329
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	2,000	2,141
Spectrum Brands, Inc.
12/15/2024	6.125%	88,000	90,863
Valvoline, Inc.
07/15/2024	5.500%	87,000	90,119
08/15/2025	4.375%	59,000	60,706
Total			542,522
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	21,000	22,250

6	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFX Escrow Corp.(a)
02/15/2024	6.000%	18,000	18,931
02/15/2026	6.375%	22,000	23,829
Gates Global LLC/Co.(a)
01/15/2026	6.250%	162,000	166,689
MTS Systems Corp.(a)
08/15/2027	5.750%	16,000	16,858
Resideo Funding, Inc.(a)
11/01/2026	6.125%	83,000	81,670
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,511
08/15/2026	5.875%	48,000	50,866
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	33,000	36,167
TriMas Corp.(a)
10/15/2025	4.875%	9,000	9,241
Welbilt, Inc.
02/15/2024	9.500%	23,000	24,166
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	66,151
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	12,000	12,613
Total			542,942
Electric 0.8%
AES Corp. (The)
03/15/2023	4.500%	53,000	54,069
05/15/2026	6.000%	18,000	19,080
09/01/2027	5.125%	63,000	66,601
Calpine Corp.
02/01/2024	5.500%	66,000	66,951
Calpine Corp.(a)
06/01/2026	5.250%	46,000	47,494
02/15/2028	4.500%	67,000	66,419
03/15/2028	5.125%	84,000	83,598
Clearway Energy Operating LLC
10/15/2025	5.750%	91,000	95,767
09/15/2026	5.000%	42,000	43,440
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	45,000	46,248
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	44,000	45,883
09/15/2027	4.500%	96,000	100,342
NRG Energy, Inc.
05/15/2026	7.250%	16,000	17,312
01/15/2027	6.625%	109,000	117,148
01/15/2028	5.750%	11,000	11,850
NRG Energy, Inc.(a)
06/15/2029	5.250%	59,000	63,638
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	87,000	89,468
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	45,000	48,602
01/15/2030	4.750%	63,000	66,461
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	30,000	31,194
02/15/2027	5.625%	97,000	100,646
07/31/2027	5.000%	59,000	60,761
Total			1,342,972
Environmental 0.2%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	23,000	24,220
07/15/2029	5.125%	16,000	17,088
GFL Environmental, Inc.(a)
05/01/2022	5.625%	45,000	45,760
03/01/2023	5.375%	20,000	20,427
12/15/2026	5.125%	37,000	38,219
05/01/2027	8.500%	101,000	110,064
Hulk Finance Corp.(a)
06/01/2026	7.000%	45,000	46,967
Total			302,745
Finance Companies 0.5%
AG Issuer LLC(a),(f)
03/01/2028	6.250%	33,000	33,000
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%	114,000	116,739
Navient Corp.
10/26/2020	5.000%	99,000	100,670
07/26/2021	6.625%	39,000	41,151
06/15/2022	6.500%	82,000	87,709
06/15/2026	6.750%	30,000	32,673
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	81,000	79,590
Quicken Loans, Inc.(a)
05/01/2025	5.750%	130,000	134,264
01/15/2028	5.250%	49,000	50,967
Springleaf Finance Corp.
03/15/2023	5.625%	42,000	45,017
03/15/2024	6.125%	58,000	63,512
03/15/2025	6.875%	54,000	61,166
03/15/2026	7.125%	14,000	16,083
Total			862,541
Food and Beverage 0.4%
B&G Foods, Inc.
04/01/2025	5.250%	49,000	50,007
09/15/2027	5.250%	35,000	34,895

Columbia Multi-Asset Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	11,000	11,652
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	85,000	79,575
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	26,279
11/01/2026	4.875%	60,000	63,399
Post Holdings, Inc.(a)
03/01/2025	5.500%	24,000	24,919
08/15/2026	5.000%	117,000	121,373
03/01/2027	5.750%	170,000	179,401
01/15/2028	5.625%	39,000	41,364
Total			632,864
Gaming 0.8%
Boyd Gaming Corp.
04/01/2026	6.375%	25,000	26,556
08/15/2026	6.000%	11,000	11,672
Boyd Gaming Corp.(a)
12/01/2027	4.750%	56,000	57,008
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	61,000	61,983
Eldorado Resorts, Inc.
04/01/2025	6.000%	71,000	74,418
09/15/2026	6.000%	45,000	49,323
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	155,034
02/15/2025	6.500%	91,000	102,537
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	22,894
09/01/2026	4.500%	27,000	28,146
02/01/2027	5.750%	34,000	37,810
01/15/2028	4.500%	24,000	24,833
MGM Resorts International
03/15/2023	6.000%	92,000	100,957
Scientific Games International, Inc.(a)
10/15/2025	5.000%	108,000	111,083
03/15/2026	8.250%	85,000	91,758
05/15/2028	7.000%	29,000	30,678
11/15/2029	7.250%	29,000	31,137
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	43,000	46,785
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	51,000	52,402
12/01/2029	4.625%	40,000	41,853
VICI Properties LP/Note Co., Inc.(a),(f)
02/15/2027	3.750%	71,000	71,254
08/15/2030	4.125%	71,000	71,912
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	75,000	78,548
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	7,000	7,247
Total			1,387,828
Health Care 1.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	32,000	32,354
02/15/2023	5.625%	33,000	33,482
03/01/2024	6.500%	39,000	40,231
Avantor, Inc.(a)
10/01/2025	9.000%	84,000	92,821
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	94,000	95,613
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	25,000	26,616
05/01/2028	4.250%	22,000	22,350
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	53,000	54,062
CHS/Community Health Systems, Inc.(a),(f)
02/15/2025	6.625%	72,000	72,696
DaVita, Inc.
07/15/2024	5.125%	29,000	29,651
Encompass Health Corp.
02/01/2028	4.500%	27,000	27,836
02/01/2030	4.750%	13,000	13,489
HCA, Inc.
02/01/2025	5.375%	137,000	153,028
02/15/2026	5.875%	40,000	45,934
09/01/2028	5.625%	45,000	52,143
02/01/2029	5.875%	44,000	51,936
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	42,000	43,470
Hologic, Inc.(a)
10/15/2025	4.375%	15,000	15,315
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	60,000	58,300
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	20,000	20,340
Select Medical Corp.(a)
08/15/2026	6.250%	97,000	104,751
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,568
Tenet Healthcare Corp.
04/01/2022	8.125%	27,000	29,558
06/15/2023	6.750%	26,000	28,203
07/15/2024	4.625%	87,000	89,284
05/01/2025	5.125%	71,000	72,267
08/01/2025	7.000%	59,000	61,287

8	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	105,000	109,033
02/01/2027	6.250%	57,000	60,353
11/01/2027	5.125%	185,000	193,522
Total			1,742,493
Healthcare Insurance 0.4%
Centene Corp.
02/15/2024	6.125%	126,000	130,244
Centene Corp.(a)
04/01/2025	5.250%	98,000	101,610
06/01/2026	5.375%	133,000	141,449
12/15/2027	4.250%	120,000	125,093
12/15/2029	4.625%	156,000	168,046
Total			666,442
Home Construction 0.4%
Lennar Corp.
04/30/2024	4.500%	137,000	146,347
11/15/2024	5.875%	121,000	136,451
Meritage Homes Corp.
04/01/2022	7.000%	72,000	78,659
06/01/2025	6.000%	59,000	66,733
06/06/2027	5.125%	28,000	30,222
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	46,000	50,315
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	24,000	25,872
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	30,000	32,757
Total			567,356
Independent Energy 1.2%
California Resources Corp.(a)
12/15/2022	8.000%	27,000	9,157
Callon Petroleum Co.
10/01/2024	6.125%	20,000	19,293
07/01/2026	6.375%	134,000	126,657
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	30,000	29,962
Centennial Resource Production LLC(a)
01/15/2026	5.375%	54,000	51,087
04/01/2027	6.875%	71,000	70,456
Chesapeake Energy Corp.(a)
01/01/2025	11.500%	46,000	37,324
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	155,000	156,577
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	72,000	74,854
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	76,000	68,977
11/01/2028	6.250%	59,000	52,365
Jagged Peak Energy LLC
05/01/2026	5.875%	76,000	78,290
Matador Resources Co.
09/15/2026	5.875%	159,000	155,347
Murphy Oil Corp.
12/01/2027	5.875%	67,000	68,682
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	31,000	32,175
01/15/2025	5.375%	49,000	50,539
08/15/2025	5.250%	67,000	69,116
10/15/2027	5.625%	101,000	106,617
PDC Energy, Inc.
09/15/2024	6.125%	46,000	46,114
05/15/2026	5.750%	17,000	16,407
QEP Resources, Inc.
03/01/2026	5.625%	63,000	56,379
Range Resources Corp.
08/15/2022	5.000%	52,000	49,230
SM Energy Co.
06/01/2025	5.625%	19,000	17,095
09/15/2026	6.750%	107,000	97,573
01/15/2027	6.625%	77,000	69,649
WPX Energy, Inc.
09/15/2024	5.250%	80,000	83,825
10/15/2027	5.250%	81,000	84,652
01/15/2030	4.500%	145,000	145,733
Total			1,924,132
Leisure 0.1%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	41,000	42,426
03/15/2026	5.625%	24,000	25,637
10/15/2027	4.750%	45,000	46,430
Viking Cruises Ltd.(a)
09/15/2027	5.875%	61,000	62,593
Total			177,086
Media and Entertainment 1.0%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	146,000	158,957
08/15/2027	5.125%	90,000	92,687
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	64,000	63,798
08/15/2027	6.625%	47,000	43,998
iHeartCommunications, Inc.
05/01/2026	6.375%	34,638	37,504
05/01/2027	8.375%	170,006	185,002

Columbia Multi-Asset Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	26,000	27,191
01/15/2028	4.750%	53,000	53,983
Lamar Media Corp.
01/15/2024	5.375%	44,000	44,837
Lamar Media Corp.(a),(f)
02/15/2028	3.750%	31,000	31,208
02/15/2030	4.000%	12,000	12,091
Match Group, Inc.
06/01/2024	6.375%	85,000	89,163
Match Group, Inc.(a)
12/15/2027	5.000%	4,000	4,209
Netflix, Inc.
02/15/2025	5.875%	49,000	55,111
04/15/2028	4.875%	177,000	189,197
11/15/2028	5.875%	77,000	86,808
05/15/2029	6.375%	32,000	37,407
Netflix, Inc.(a)
11/15/2029	5.375%	92,000	100,203
06/15/2030	4.875%	68,000	71,009
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	72,000	73,516
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	21,000	22,008
03/15/2030	4.625%	79,000	81,442
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	26,000	27,302
TEGNA, Inc.(a)
09/15/2029	5.000%	68,000	68,899
Terrier Media Buyer, Inc.(a)
12/15/2027	8.875%	14,000	14,500
Twitter, Inc.(a)
12/15/2027	3.875%	45,000	45,141
Total			1,717,171
Metals and Mining 0.8%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	81,000	85,091
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	99,000	104,197
Constellium NV(a)
03/01/2025	6.625%	48,000	49,496
02/15/2026	5.875%	142,000	147,444
Freeport-McMoRan, Inc.
03/01/2022	3.550%	19,000	19,217
11/14/2024	4.550%	166,000	176,038
09/01/2029	5.250%	77,000	81,571
03/15/2043	5.450%	146,000	148,767
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	33,000	33,674
01/15/2025	7.625%	139,000	141,956
Novelis Corp.(a)
09/30/2026	5.875%	175,000	185,573
01/30/2030	4.750%	94,000	94,490
Total			1,267,514
Midstream 1.1%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	41,000	32,045
Cheniere Energy Partners LP
10/01/2026	5.625%	83,000	87,069
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	113,000	114,865
DCP Midstream Operating LP
03/15/2023	3.875%	25,000	25,604
05/15/2029	5.125%	127,000	135,178
04/01/2044	5.600%	41,000	39,993
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	55,000	55,978
Genesis Energy LP/Finance Corp.
02/01/2028	7.750%	37,000	37,299
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	143,000	149,435
Holly Energy Partners LP/Finance Corp.(a),(f)
02/01/2028	5.000%	78,000	79,059
NuStar Logistics LP
06/01/2026	6.000%	35,000	36,874
04/28/2027	5.625%	58,000	59,675
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	113,000	110,654
Sunoco LP/Finance Corp.
01/15/2023	4.875%	27,000	27,678
02/15/2026	5.500%	75,000	77,112
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	14,127
01/15/2028	5.500%	66,000	65,962
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	32,309
02/01/2027	5.375%	89,000	92,840
01/15/2028	5.000%	203,000	206,623
01/15/2029	6.875%	25,000	27,592
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	15,000	16,387
03/01/2030	5.500%	134,000	138,271
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	95,000	95,237
Total			1,757,866

10	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
Apergy Corp.
05/01/2026	6.375%	86,000	91,138
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	42,000	43,190
Calfrac Holdings LP(a)
06/15/2026	8.500%	38,000	15,200
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	30,000	24,449
Nabors Industries Ltd.(a)
01/15/2026	7.250%	37,000	36,961
01/15/2028	7.500%	29,000	28,716
Nabors Industries, Inc.
02/01/2025	5.750%	107,000	88,597
Rowan Companies, Inc.
01/15/2024	4.750%	41,000	26,397
SESI LLC
09/15/2024	7.750%	29,000	18,074
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	20,040	20,481
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	16,910	17,413
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	25,000	26,395
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	68,000	68,170
Transocean, Inc.(a)
02/01/2027	8.000%	32,000	29,750
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	63,000	65,570
09/01/2027	6.875%	14,000	14,607
Total			615,108
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	33,000	33,602
Packaging 0.6%
ARD Finance SA(a),(e)
06/30/2027	6.500%	30,000	30,989
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	92,000	96,100
08/15/2027	5.250%	124,000	130,005
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	33,000	34,497
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.
05/15/2022	5.500%	30,000	30,225
10/15/2022	6.000%	29,000	29,513
07/15/2023	5.125%	116,000	118,299
Berry Global, Inc.(a)
02/15/2026	4.500%	18,000	18,240
BWAY Holding Co.(a)
04/15/2024	5.500%	107,000	110,351
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	48,000	48,914
Novolex(a)
01/15/2025	6.875%	23,000	23,110
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	87,220	87,420
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	101,928
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	50,000	52,752
08/15/2027	8.500%	29,000	31,954
Total			944,297
Pharmaceuticals 0.5%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	285,000	293,781
11/01/2025	5.500%	69,000	71,642
04/01/2026	9.250%	49,000	55,961
01/31/2027	8.500%	63,000	71,215
01/30/2028	5.000%	43,000	43,490
01/30/2030	5.250%	42,000	42,747
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	45,000	46,373
07/15/2027	5.000%	17,000	17,898
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	47,000	35,495
Endo Dac/Finance LLC/Finco, Inc.(a),(g)
02/01/2025	6.000%	13,000	9,017
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	120,000	123,440
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	72,000	73,125
Total			884,184
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	66,000	69,637
HUB International Ltd.(a)
05/01/2026	7.000%	99,000	102,293

Columbia Multi-Asset Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
05/01/2025	6.875%	30,000	30,827
Total			202,757
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	138,000	140,937
01/15/2028	3.875%	34,000	34,196
IRB Holding Corp.(a)
02/15/2026	6.750%	137,000	142,831
Total			317,964
Retailers 0.3%
Cencosud SA(a)
02/12/2045	6.625%	200,000	219,895
Hanesbrands, Inc.(a)
05/15/2024	4.625%	27,000	28,349
05/15/2026	4.875%	27,000	28,456
L Brands, Inc.
06/15/2029	7.500%	32,000	34,442
11/01/2035	6.875%	28,000	28,072
PetSmart, Inc.(a)
03/15/2023	7.125%	120,000	119,521
06/01/2025	5.875%	94,000	96,761
Total			555,496
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	28,000	29,050
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	35,000	38,787
02/15/2028	5.875%	71,000	75,875
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	57,000	57,739
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a),(f)
02/15/2030	4.875%	35,000	35,918
Total			237,369
Technology 1.1%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	81,000	80,740
Ascend Learning LLC(a)
08/01/2025	6.875%	51,000	52,764
08/01/2025	6.875%	47,000	49,138
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	16,000	16,446
Camelot Finance SA(a)
11/01/2026	4.500%	45,000	45,781
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.
06/01/2027	4.875%	50,000	52,555
CommScope Finance LLC(a)
03/01/2024	5.500%	43,000	44,118
03/01/2026	6.000%	25,000	26,235
03/01/2027	8.250%	12,000	12,326
CommScope Technologies LLC(a)
06/15/2025	6.000%	72,000	68,957
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	20,000	20,543
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	137,417
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	71,000	76,577
Informatica LLC(a)
07/15/2023	7.125%	75,000	75,941
Iron Mountain, Inc.
08/15/2024	5.750%	96,000	96,913
MSCI, Inc.(a)
11/15/2024	5.250%	26,000	26,798
NCR Corp.
07/15/2022	5.000%	44,000	44,416
12/15/2023	6.375%	98,000	100,414
NCR Corp.(a)
09/01/2027	5.750%	44,000	46,907
09/01/2029	6.125%	58,000	63,292
Plantronics, Inc.(a)
05/31/2023	5.500%	50,000	48,254
PTC, Inc.
05/15/2024	6.000%	72,000	74,767
PTC, Inc.(a),(f)
02/15/2025	3.625%	16,000	16,178
02/15/2028	4.000%	23,000	23,310
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	110,000	113,922
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	101,000	112,808
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	21,000	21,311
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	55,000	58,284
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	18,000	18,616
VeriSign, Inc.
05/01/2023	4.625%	104,000	105,373

12	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Escrow Corp.(a)
08/15/2026	9.750%	71,000	77,145
Total			1,808,246
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	101,000	104,071
Hertz Corp. (The)(a)
06/01/2022	7.625%	32,000	33,135
10/15/2024	5.500%	39,000	39,619
08/01/2026	7.125%	51,000	54,525
01/15/2028	6.000%	160,000	161,387
XPO Logistics, Inc.(a)
06/15/2022	6.500%	42,000	42,753
Total			435,490
Wireless 1.1%
Altice France SA(a)
05/01/2026	7.375%	229,000	244,233
02/01/2027	8.125%	58,000	64,913
01/15/2028	5.500%	88,000	89,768
Altice Luxembourg SA(a)
05/15/2027	10.500%	85,000	98,461
SBA Communications Corp.
09/01/2024	4.875%	226,000	233,632
SBA Communications Corp.(a),(f)
02/15/2027	3.875%	55,000	55,794
Sprint Communications, Inc.(a)
03/01/2020	7.000%	158,000	158,554
Sprint Corp.
06/15/2024	7.125%	242,000	250,095
02/15/2025	7.625%	53,000	55,441
03/01/2026	7.625%	59,000	61,602
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	87,000	89,992
01/15/2026	6.500%	145,000	154,639
02/01/2026	4.500%	50,000	51,520
02/01/2028	4.750%	62,000	65,977
Ypso Finance Bis SA(a),(f)
02/15/2028	6.000%	80,000	79,129
Total			1,753,750
Wirelines 0.4%
CenturyLink, Inc.
03/15/2022	5.800%	86,000	90,723
04/01/2025	5.625%	189,000	200,426
CenturyLink, Inc.(a)
12/15/2026	5.125%	129,000	132,902
02/15/2027	4.000%	35,000	35,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.(a)
04/01/2026	8.500%	42,000	42,904
Telecom Italia Capital SA
09/30/2034	6.000%	30,000	33,746
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	129,000	131,794
Total			667,784
Total Corporate Bonds & Notes (Cost $30,263,854)			31,274,660

Equity-Linked Notes 19.1%
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(a),(h)
(linked to a basket of common stocks)
05/12/2020	12.650%	5,269	5,202,208
HSBC Bank USA NA(a),(h)
(linked to a basket of common stocks)
07/17/2020	11.710%	5,454	5,321,312
Jefferies Group LLC/Capital Finance, Inc.(a),(h)
(linked to a basket of common stocks)
03/13/2020	12.940%	5,170	5,259,286
Morgan Stanley BV(a),(h)
(linked to a basket of common stocks)
02/06/2020	11.483%	5,107	5,107,233
UBS AG(a),(h)
(linked to a basket of common stocks)
06/15/2020	12.360%	5,300	5,278,676
Wells Fargo Bank NA(a),(h)
(linked to a basket of common stocks)
04/06/2020	14.500%	5,201	5,312,981
Total Equity-Linked Notes (Cost $31,501,000)			31,481,696

Exchange-Traded Equity Funds 5.2%
	Shares	Value ($)
Dividend Income 3.0%
Invesco S&P 500 High Dividend Low Volatility ETF	116,091	4,887,431
Preferred Stock 2.2%
iShares US Preferred Stock ETF	97,256	3,711,289
Total Exchange-Traded Equity Funds (Cost $8,404,648)		8,598,720

Exchange-Traded Fixed Income Funds 11.5%

Convertible 2.4%
SPDR Bloomberg Barclays Convertible Securities ETF	67,790	3,880,300

Columbia Multi-Asset Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Exchange-Traded Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 6.9%
SPDR Blackstone/GSO Senior Loan ETF	246,239	11,450,113
Investment Grade 2.2%
SPDR Portfolio Long Term Corporate Bond ETF	116,602	3,647,311
Total Exchange-Traded Fixed Income Funds (Cost $18,100,513)		18,977,724

Foreign Government Obligations(i) 11.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.3%
Angolan Government International Bond(a)
05/09/2028	8.250%	200,000	215,219
05/08/2048	9.375%	200,000	216,698
Total			431,917
Argentina 0.1%
Argentine Republic Government International Bond
01/11/2028	5.875%	500,000	219,075
Belarus 0.2%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	300,000	326,755
Brazil 0.6%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	474,734
01/07/2041	5.625%	250,000	290,094
01/27/2045	5.000%	200,000	216,424
Total			981,252
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	60,000	61,055
China 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	214,610
Syngenta Finance NV(a)
04/24/2028	5.182%	400,000	446,738
Total			661,348
Colombia 0.5%
Colombia Government International Bond
01/30/2030	3.000%	400,000	403,224
Ecopetrol SA
01/16/2025	4.125%	100,000	106,521
06/26/2026	5.375%	200,000	227,071
Total			736,816
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	438,569
Dominican Republic 0.6%
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	456,794
04/20/2027	8.625%	300,000	364,067
01/30/2030	4.500%	150,000	150,170
Total			971,031
Egypt 0.5%
Egypt Government International Bond(a)
01/31/2027	7.500%	300,000	343,547
01/15/2032	7.053%	200,000	213,314
02/21/2048	7.903%	200,000	216,132
Total			772,993
El Salvador 0.2%
El Salvador Government International Bond(a)
04/10/2032	8.250%	200,000	245,746
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%	200,000	214,955
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	200,000	223,854
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%	200,000	206,040
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	200,000	201,649
Indonesia 1.4%
Indonesia Government International Bond(a)
01/08/2027	4.350%	200,000	221,683
Indonesia Government International Bond
10/30/2049	3.700%	200,000	208,773
Pertamina Persero PT(a)
05/03/2022	4.875%	200,000	210,597
01/21/2050	4.175%	500,000	502,999
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%	200,000	258,365

14	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
05/21/2028	5.450%	200,000	232,488
02/05/2030	3.375%	200,000	202,444
02/05/2050	4.375%	200,000	206,175
Saka Energi Indonesia PT(a)
05/05/2024	4.450%	200,000	202,932
Total			2,246,456
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	400,000	410,392
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	400,000	475,004
Mexico 0.9%
Petroleos Mexicanos(a)
01/23/2030	6.840%	600,000	651,036
01/28/2031	5.950%	70,000	71,073
01/23/2050	7.690%	445,000	488,626
Petroleos Mexicanos
01/23/2045	6.375%	200,000	199,130
Total			1,409,865
Mongolia 0.1%
Mongolia Government International Bond(a)
05/01/2023	5.625%	200,000	204,851
Netherlands 0.0%
Petrobras Global Finance BV
02/01/2029	5.750%	25,000	28,871
Nigeria 0.1%
Nigeria Government International Bond(a)
02/16/2032	7.875%	200,000	209,310
Oman 0.3%
Oman Government International Bond(a)
01/17/2028	5.625%	200,000	206,997
03/08/2047	6.500%	250,000	246,350
Total			453,347
Pakistan 0.1%
Pakistan Government International Bond(a)
09/30/2025	8.250%	200,000	226,691
Paraguay 0.1%
Paraguay Government International Bond(a)
03/30/2050	5.400%	200,000	234,469
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.6%
Qatar Government International Bond(a)
03/14/2029	4.000%	600,000	678,749
03/14/2049	4.817%	200,000	255,122
Total			933,871
Russian Federation 0.5%
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	420,626
03/21/2029	4.375%	200,000	226,044
03/28/2035	5.100%	200,000	244,446
Total			891,116
Saudi Arabia 0.6%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%	400,000	424,335
Saudi Government International Bond(a),(f)
01/21/2055	3.750%	625,000	635,538
Total			1,059,873
Senegal 0.1%
Senegal Government International Bond(a)
07/30/2024	6.250%	200,000	222,303
South Africa 0.3%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	200,000	200,420
Republic of South Africa Government International Bond
06/22/2030	5.875%	300,000	327,178
Total			527,598
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
06/28/2024	6.350%	200,000	202,229
Turkey 0.5%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	307,770
Turkey Government International Bond
11/14/2024	5.600%	200,000	210,898
03/25/2027	6.000%	200,000	211,781
Total			730,449
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2026	7.750%	170,000	192,874
United Kingdom 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	213,030

Columbia Multi-Asset Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela 0.1%
Petroleos de Venezuela SA(a),(j)
05/16/2024	0.000%	1,329,556	106,364
11/15/2026	0.000%	120,724	9,658
Total			116,022
Virgin Islands 0.3%
Sinopec Group Overseas Development Ltd.(a)
09/13/2027	3.250%	400,000	420,088
Total Foreign Government Obligations (Cost $17,616,109)			18,101,764

Residential Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	4.274%	1,650,548	297,482
Federal Home Loan Mortgage Corp.(k)
CMO Series 4121 Class IA
01/15/2041	3.500%	1,022,597	75,346
Federal National Mortgage Association(k)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	157,643	6,685
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.239%	1,083,336	243,790
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.339%	310,609	66,033
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.489%	687,096	148,404
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.389%	228,702	47,042
Government National Mortgage Association(b),(k)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.542%	738,549	164,995
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	4.542%	419,851	91,336
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.492%	441,415	80,282
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.542%	199,775	43,398
Total Residential Mortgage-Backed Securities - Agency (Cost $1,205,494)			1,264,793

Residential Mortgage-Backed Securities - Non-Agency 6.6%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	93,677	95,344
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	506,039
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.261%	350,000	350,727
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.261%	200,000	200,273
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.411%	300,000	300,846
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	304,816	305,212
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	387,531	391,925
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-11 Class 3A3
09/25/2034	4.149%	72,613	72,635
CMO Series 2014-C Class A
02/25/2054	3.250%	366,474	367,849
CMO Series 2015-A Class B3
06/25/2058	4.500%	220,068	220,664
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	1,781,263	24,081
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	3.811%	374,254	376,936

16	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(c)
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	200,000	207,507
Ellington Financial Mortgage Trust(a),(c),(l)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	300,000	315,600
FMC GMSR Issuer Trust(a),(c)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	500,000	518,931
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	400,000	403,393
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	164,397	164,895
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	500,000	498,610
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	291,191	292,950
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	151,969	153,340
OMSR(a),(l),(m)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	459,090	460,008
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.805%	356,418	356,198
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.511%	200,000	201,152
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.311%	400,000	402,634
Preston Ridge Partners Mortgage LLC(a),(c)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	159,197	161,101
CMO Series 2019-1A Class A1
01/25/2024	4.500%	399,051	404,411
PRPM LLC(a),(c)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	466,129	466,979
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.611%	250,000	249,777
RBSSP Resecuritization Trust(a),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	4.604%	125,011	126,897
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	408,683
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	506,143
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	250,000	251,826
Vericrest Opportunity Loan Trust LXXXIII LLC(a),(c)
CMO Series 2019-NPL9 Class A1B
11/26/2049	4.090%	400,000	402,271
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A3
11/25/2047	2.825%	128,435	128,196
CMO Series 2018-1 Class A2
02/25/2048	3.031%	170,235	170,474
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	400,450
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $10,777,762)			10,864,957

Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Vertiv Group Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.645%	67,000	66,888
Finance Companies 0.1%
Ellie Mae, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.945%	84,787	85,070

Columbia Multi-Asset Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.434%	56,863	56,934
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.434%	15,270	14,888
Froneri International PLC(b),(f),(n)
Term Loan
1-month USD LIBOR + 5.750% 01/29/2027		12,000	12,180
Total			84,002
Health Care 0.0%
Avantor Funding, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 11/21/2024	3.895%	4,678	4,703
Metals and Mining 0.1%
Big River Steel LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.945%	77,657	77,851
Property & Casualty 0.0%
HUB International Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	4.551%	21,670	21,604
Retailers 0.0%
BellRing Brands LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/01/2024	6.645%	54,000	54,810
Technology 0.2%
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.645%	43,738	43,916
Dun & Bradstreet Corp. (The)(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.661%	55,000	55,289
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.895%	29,754	29,760
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.380%	16,689	16,678
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	49,912	50,078
Refinitiv US Holdings, Inc.(a),(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	4.895%	153,029	154,451
Ultimate Software Group, Inc. (The)(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.395%	36,907	37,040
Total			387,212
Total Senior Loans (Cost $768,933)			782,140

Treasury Bills 0.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Argentina 0.0%
Argentina Treasury Bill(j),(o)
08/31/2020	0.000%	246,500	78,880
Total Treasury Bills (Cost $243,720)			78,880

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2037	4.750%	29,000	41,900
02/15/2038	4.375%	30,000	42,094
02/15/2039	3.500%	236,000	299,941
11/15/2039	4.375%	256,000	363,520
02/15/2041	4.750%	23,000	34,396
08/15/2042	2.750%	527,000	600,533
05/15/2043	2.875%	361,000	419,437
05/15/2044	3.375%	419,000	528,267
08/15/2044	3.125%	163,000	197,714
11/15/2044	3.000%	163,000	193,868
02/15/2045	2.500%	94,000	102,592
02/15/2046	2.500%	840,000	919,406
08/15/2046	2.250%	67,000	69,973
11/15/2046	2.875%	20,000	23,525
02/15/2047	3.000%	65,000	78,355

18	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2047	3.000%	37,000	44,608
08/15/2047	2.750%	91,000	104,977
11/15/2047	2.750%	41,000	47,342
02/15/2048	3.000%	66,000	79,829
05/15/2048	3.125%	42,000	52,021
08/15/2048	3.000%	77,000	93,411
11/15/2048	3.375%	72,000	93,488
02/15/2049	3.000%	55,000	66,937
05/15/2049	2.875%	97,000	115,476
08/15/2049	2.250%	63,000	66,288
Total U.S. Treasury Obligations (Cost $4,257,082)			4,679,898
Money Market Funds 8.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(p),(q)	14,667,336	14,667,336
Total Money Market Funds (Cost $14,666,207)		14,667,336
Total Investments in Securities (Cost: $159,073,719)		164,188,442
Other Assets & Liabilities, Net		675,832
Net Assets		164,864,274

At January 31, 2020, securities and/or cash totaling $1,361,990 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	135	03/2020	USD	21,762,000	445,703	—
U.S. Treasury 10-Year Note	60	03/2020	USD	7,899,375	128,777	—
U.S. Ultra Treasury Bond	53	03/2020	USD	10,265,438	347,682	—
Total					922,162	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.506	USD	6,108,000	38,103	—	—	38,103	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $83,349,081, which represents 50.56% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2020.
Columbia Multi-Asset Income Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	By investing in the equity-linked note, the Fund gains exposure to the underlying investments that make up the custom basket without having to own the underlying investments directly. The components of the basket are available on the Columbia Multi-Asset Income Fund’s page of columbiathreadneedleus.com website.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2020, the total value of these securities amounted to $194,902, which represents 0.12% of total net assets.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Valuation based on significant unobservable inputs.
(m)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2020, the total value of these securities amounted to $460,008, which represents 0.28% of total net assets.
(n)	The stated interest rate represents the weighted average interest rate at January 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(o)	On August 29, 2019, the government of Argentina announced a delay in the repayment of short-term government debt at maturity and introduced an extended repayment schedule. The first of three scheduled payments, which represented 15% of the original par was received on September 27, 2019. On December 23, 2019 the government of Argentina announced a maturity extension with all remaining payments to be postponed to the final maturity of August 31, 2020.
(p)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	8,171,584	69,763,842	(63,268,090)	14,667,336	63	1,129	188,379	14,667,336
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Multi-Asset Income Fund | Quarterly Report 2020